Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Gem [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Nonrelated Party [Member]	Common Stock [Member]	Common Stock [Member] Related Party [Member]	Common Stock [Member] Yorkville [Member]	Common Stock [Member] Gem [Member]	Common Stock [Member] Nonrelated Party [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Additional Paid-in Capital [Member] Yorkville [Member]	Additional Paid-in Capital [Member] Gem [Member]	Additional Paid-in Capital [Member] Nonrelated Party [Member]	Retained Earnings [Member]	Retained Earnings [Member] Related Party [Member]	Retained Earnings [Member] Yorkville [Member]	Retained Earnings [Member] Gem [Member]	Retained Earnings [Member] Nonrelated Party [Member]	Total	Related Party [Member]	Yorkville [Member]	Gem [Member]	Nonrelated Party [Member]
Balance at Dec. 31, 2021	$ 6,318,491					$ 636					$ 1,151,525					$ (16,891,560)					$ (9,420,908)
Balance, shares at Dec. 31, 2021	2,328,823					6,359,139
Stock-based compensation											770,336										770,336
Net loss																(15,468,502)					(15,468,502)
Exercise of stock options											5,016										$ 5,016
Exercise of stock options, shares						171															171
Retroactive application of recapitalization	$ (6,318,491)					$ (242)					6,318,737
Retroactive application of recapitalization, shares	(2,328,823)					(2,421,780)
Adjusted balance, beginning of period						$ 394					7,470,258					(16,891,560)					(9,420,908)
Adjusted balance, beginning of period, shares						3,937,359
Repurchase of shares in High Attendance sale
Repurchase of shares in High Attendance sale, shares						(1,638)
Conversion of simple agreement for future equity-related party
Modification of convertible notes payable-related party
Shares issued under share transfer agreement-related party
Balance at Dec. 31, 2022						$ 394					8,245,610					(32,360,062)					(24,114,058)
Balance, shares at Dec. 31, 2022						3,935,892
Stock-based compensation											402,448										402,448
Net loss																(3,765,122)					(3,765,122)
Exercise of stock options											5,543										5,543
Exercise of stock options, shares						171
Balance at Mar. 31, 2023						$ 394					8,653,601					(36,125,184)					(27,471,189)
Balance, shares at Mar. 31, 2023						3,936,063
Balance at Dec. 31, 2022						$ 394					8,245,610					(32,360,062)					(24,114,058)
Balance, shares at Dec. 31, 2022						3,935,892
Net loss																					(7,251,175)
Conversion of simple agreement for future equity-related party
Modification of convertible notes payable-related party
Shares issued under share transfer agreement-related party
Balance at Jun. 30, 2023						$ 394					8,879,960					(39,611,237)					(30,730,883)
Balance, shares at Jun. 30, 2023						3,936,189
Balance at Dec. 31, 2022						$ 394					8,245,610					(32,360,062)					(24,114,058)
Balance, shares at Dec. 31, 2022						3,935,892
Conversion of convertible notes-related party							$ 2			$ 1		$ 7,271,366			$ 3,346,231							7,271,368			3,346,232
Conversion of convertible notes-related party, shares							22,929			10,597
Shares issued to Yorkville for aggregate commitment fee								$ 1					$ 3,287,999										$ 3,288,000
Shares issued to Yorkville for aggregate commitment fee, shares								6,000
Stock-based compensation											1,245,796										1,245,796
Net loss																(14,406,262)					(14,406,262)
Exercise of stock options											30,761										$ 30,761
Exercise of stock options, shares						353															353
Reverse recapitalization (Note 4)						$ (142)					(17,858,417)										$ (17,858,559)
Reverse recapitalization (Note 4), shares						(1,424,624)
Conversion of simple agreement for future equity-related party							$ 1					6,049,765			$ 456,234							6,049,766			$ 456,234
Conversion of simple agreement for future equity-related party, shares							11,039			833
Modification of convertible notes payable-related party												9,909									9,909	9,909
Shares issued under share transfer agreement-related party												2,498,965										2,498,965
Issuance of Cantor fee shares						$ 2					(2)
Issuance of Cantor fee shares, shares						22,279
Excise tax											305,719										305,719
Balance at Dec. 31, 2023						$ 259					14,889,936					(46,766,324)					(31,876,129)
Balance, shares at Dec. 31, 2023						2,585,296
Balance at Mar. 31, 2023						$ 394					8,653,601					(36,125,184)					(27,471,189)
Balance, shares at Mar. 31, 2023						3,936,063
Stock-based compensation											218,539										218,539
Net loss																(3,486,053)					(3,486,053)
Exercise of stock options											7,820										7,820
Exercise of stock options, shares						126
Balance at Jun. 30, 2023						$ 394					8,879,960					(39,611,237)					(30,730,883)
Balance, shares at Jun. 30, 2023						3,936,189
Balance at Dec. 31, 2023						$ 259					14,889,936					(46,766,324)					(31,876,129)
Balance, shares at Dec. 31, 2023						2,585,296
Conversion of convertible notes-related party							$ 2	$ 4				$ 2,540,089	1,666,996									$ 2,540,091	1,667,000
Conversion of convertible notes-related party, shares							17,812	44,675
Shares issued to Yorkville for aggregate commitment fee								$ 1					499,999										500,000
Shares issued to Yorkville for aggregate commitment fee, shares								14,201
Shares issued to Roth for advisory fee						$ 0					278,333										278,833
Shares issued to Roth for advisory fee, shares						35,000
Shares issued to GEM									$ 0					$ 100,000										$ 100,000
Shares issued to GEM, shares									2,789
Shares issued for marketing expenses						$ 0					194,935										194,935
Shares issued for marketing expense, shares						3,070
Forfeiture of sponsor shares						$ (0)					0
Forfeiture of sponsor shares, shares						(2,000)
Stock-based compensation											252,967										252,967
Net loss																(4,500,272)					(4,500,272)
Balance at Mar. 31, 2024						$ 267					20,423,754					(51,266,596)					(30,842,575)
Balance, shares at Mar. 31, 2024						2,669,343
Balance at Dec. 31, 2023						$ 259					14,889,936					(46,766,324)					(31,876,129)
Balance, shares at Dec. 31, 2023						2,585,296
Net loss																					$ (8,665,380)
Exercise of stock options, shares
Balance at Jun. 30, 2024						$ 300					23,582,484					(55,431,704)					$ (31,848,920)
Balance, shares at Jun. 30, 2024						3,003,810
Balance at Mar. 31, 2024						$ 267					20,423,754					(51,266,596)					(30,842,575)
Balance, shares at Mar. 31, 2024						2,669,343
Conversion of convertible notes-related party								$ 2					334,998										335,000
Conversion of convertible notes-related party, shares								20,176
Shares issued to GEM									$ 2					$ 299,998										$ 300,000
Shares issued to GEM, shares									18,113
Shares issued for marketing expenses						$ 1					139,836										139,837
Shares issued for marketing expense, shares						6,400
Stock-based compensation											412,442										412,442
Net loss																(4,165,108)					(4,165,108)
Issuance of common stock and warrants, net of issuance costs						$ 10					1,854,808										1,854,818
Issuance of common stock and warrants, net of issuance costs, shares						104,556
Shares issued for exercise of Pre-Funded warrants						$ 17					849										866
Shares issued for exercise of Pre-Funded warrants, shares						173,222
Shares issued to Yorkville for redemption premium								$ 1					$ 115,799										$ 115,800
Shares issued to Yorkville for redemption premium, shares								$ 12,000
Balance at Jun. 30, 2024						$ 300					$ 23,582,484					$ (55,431,704)					$ (31,848,920)
Balance, shares at Jun. 30, 2024						3,003,810